Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Summary of Detailed Information about Property, Plant and Equipment

	12/31/2025
	Buildings	Furniture and fittings	Improvements in properties of third parties	Computers and peripherals - improvements	Equipment and machinery	Work of arts and others	Total

Cost
At January 1, 2025	27,889	10,534	70,951	6,243	8,790	676	125,083
Assets recognized as a result of business combination	—	557	988	—	124	139	1,808
Acquisitions, net of disposals	—	577	16,799	2,201	839	3,610	24,026
Write-off of fully depreciated items		(2,394)	(13,817)	(648)	(614)	(261)	(17,734)
Foreign Exchange variations of property and equipment abroad	—	—	(2,630)	—	(798)	487	(2,941)

At December 31, 2025	27,889	9,274	72,292	7,795	8,341	4,651	130,242

Accumulated depreciation
At January 1, 2025	(93)	(5,500)	(50,810)	(1,799)	(7,738)	(11)	(65,951)
Depreciation	(558)	(1,244)	(5,300)	(1,874)	(381)	(180)	(9,539)
Write-off of fully depreciated items		2,263	12,936	176	614	—	15,989
Foreign Exchange variations of property and equipment abroad			2,095	790	469		3,841

At December 31, 2025	(651)	(4,482)	(41,079)	(2,707)	(7,038)	(191)	(56,147)

Net book value
At January 1, 2025	27,796	5,035	20,141	4,444	1,052	664	59,132

At December 31, 2025	27,238	4,792	31,213	5,088	1,303	4,460	74,095

Annual depreciation rate -%	2	From 5 to 10	From 10 to 20	20	From 5 to10	—	—

	12/31/2024
	Buildings	Furniture and fittings	Improvements in properties of third parties	Computers and peripherals - improvements	Equipment and machinery	Work of arts and others	Total

Cost
At January 1, 2024	—	12,858	48,963	7,634	10,325	791	80,571
Assets recognized as a result of business combination	27,889	1,985	16,453	2,378	211	160	49,076
Acquisitions, net of disposals	—	346	523	1,277	185	(275)	2,056
Write-off of fully depreciated items	—	(4,655)	(138)	(5,046)	(3,415)		(13,253)
Foreign Exchange variations of property and equipment abroad	—	—	5,150	—	1,484	—	6,634

At December 31, 2024	27,889	10,534	70,951	6,243	8,790	676	125,083

Accumulated depreciation
At January 1, 2024	—	(9,303)	(43,205)	(6,128)	(9,344)	—	(67,980)
Depreciation	(93)	(937)	(3,414)	(702)	(379)	—	(5,525)
Write-off of fully depreciated items	—	4,608	138	5,046	3,415	—	13,207
Foreign Exchange variations of property and equipment abroad	—	132	(4,329)	(15)	(1,430)	(11)	(5,653)

At December 31, 2024	(93)	(5,500)	(50,810)	(1,799)	(7,738)	(11)	(65,951)

Net book value
At January 1, 2024	—	3,555	5,758	1,506	981	791	12,591

At December 31, 2024	27,796	5,035	20,141	4,444	1,052	664	59,132

Annual depreciation rate -%	2	From 5 to 10	From 10 to 20	20	From 5 to10	—	—